Leases - Balance Sheet (Details) $ in Millions	Jun. 30, 2019 USD ($)
Leases [Abstract]
Total undiscounted cash flows	$ 28
Less short term leases	1
Less discount	(7)
Operating lease liability	22
Current	7
Non-current	$ 15